Taxes (Details) - Schedule of provision of income tax - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of provision of income tax [Abstract]
Current income tax provision	$ 72,733	$ 1,538,273	$ 427,359
Deferred income taxes benefit	(263,249)	(6,043)
Total	$ (190,516)	$ 1,532,230	$ 427,359